CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 14,461	90,092	35,933	16,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense / (expense reversal)			(1,195)	5,781
Depreciation and amortization	7,245	45,135	58,913	66,755
Allowance for doubtful accounts	365	2,276
Loss/(gain) on disposal of property and equipment	(43)	(268)	3,605	3,531
Gain on disposal of an equity method investee	(10,985)	(68,440)
Equity in income of an equity method investee	(215)	(1,337)	(1,552)	(5,808)
Dividend income from an equity method investee	2,219	13,825
Deferred income taxes	(325)	(2,022)	(4,776)	112
Inventory write-downs	1,456	9,072	9,379	9,424
Impairment losses of property and equipment	1,228	7,649	14,164	3,423
Changes in operating assets and liabilities:
Accounts receivable	(2,237)	(13,940)	(19,215)	(11,161)
Prepayment for purchase of inventory from related parties				38,102
Amounts due from related parties	(579)	(3,605)	7,709	(5,052)
Prepaid expenses, deposits and other current assets	(3,299)	(20,551)	4,063	13,544
Inventories	(8,105)	(50,497)	(13,173)	(72,914)
Deferred income	457	2,841	(17,156)	17,894
Accounts payable	595	3,709	38,613	(21)
Bills payable	3,296	20,534
Amounts due to related parties	34	212	(6,292)	11,928
Accrued expenses and other payables	(1,769)	(11,018)	(7,843)	4,718
Income tax payable	2,843	17,709	6,975	13,921
Net cash provided by operating activities	6,642	41,376	108,152	110,685
Cash flows from investing activities:
Release/(placement) of restricted cash	(5,778)	(36,000)	5,000	10,000
Purchase of property and equipment	(5,620)	(35,014)	(28,089)	(56,195)
Proceeds from disposal of property and equipment, and land use right	461	2,870	9,717	718
Proceeds from maturity of held-to-maturity investment securities				400,000
Proceeds from disposal of an equity method investee	13,078	81,480
Dividend income from an equity method investee	1,794	11,175
Payment for acquisition				(1,979)
Investment in time deposits with original maturity over three months	(14,141)	(88,100)	(708,000)	(537,000)
Proceeds from maturity of time deposits with original maturity over three months	6,902	43,000	1,009,000	954,000
Effect of deconsolidation of a subsidiary			19
Refund of acquisition deposit	161	1,000
Net cash provided by/(used in) investing activities	(3,143)	(19,589)	287,647	769,544
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options	270	1,683	554	10,149
Payment for repurchase of ordinary shares	(6,565)	(40,899)	(45,522)	(36,584)
Repayment of short-term bank loans				(470,000)
Dividends paid	(60,749)	(378,472)	(205,172)	(239,932)
Net cash used in financing activities	(67,044)	(417,688)	(250,140)	(736,367)
Effect of foreign currency exchange rates on cash	(118)	(728)	(4,570)	(3,078)
Net increase/(decrease) in cash	(63,663)	(396,629)	141,089	140,784
Cash and cash equivalents at beginning of the year	123,254	767,885	626,796	486,012
Cash and cash equivalents at end of the year	59,591	371,256	767,885	626,796
Supplemental disclosure of cash flow information:
Interest paid				(1,639)
Income taxes paid	(5,802)	(36,144)	(30,141)	(19,642)
Accounts payable for purchase of property and equipment	$ 588	3,664	4,720	4,968